Revenues (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total Handle (Turnover)					$ 841,860,837	$ 574,258,395
Total Winnings/payouts	$ 154,753,550	$ 153,359,415	$ 532,489,710	$ 584,337,990	784,694,829	530,262,040
Gross Gaming Revenues	11,734,919	10,306,162	39,824,053	42,578,316	57,166,008	43,996,355
Less: ADM Gaming Taxes	2,822,830	2,515,570	9,671,040	9,129,881	12,657,930	6,874,752
Net Gaming Revenues	8,912,089	7,790,592	30,153,013	33,448,435	44,508,078	37,121,603
Service Revenues	679,205	239,490	2,022,002	428,924	1,038,713	144,764
Revenue	9,591,294	8,030,082	32,175,015	33,877,359	45,546,791	37,266,367
Total Turnover	166,488,469	163,665,577	572,313,763	626,916,306
Winnings web-based
Total Handle (Turnover)					826,789,619	505,369,803
Total Winnings/payouts					771,852,252	473,794,175
Winnings land-based
Total Handle (Turnover)					15,071,218	68,888,592
Total Winnings/payouts	2,208,100	1,031,217	5,166,387	11,362,524	$ 12,842,577	$ 56,467,865
Total Turnover	2,924,866	1,193,778	6,528,054	13,237,738
Web Based [Member]
Total Winnings/payouts	152,545,450	152,328,198	527,323,323	572,975,466
Total Turnover	$ 163,563,603	$ 162,471,799	$ 565,785,709	$ 613,678,568